Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Carrying Value and Estimated Fair Value of Cash and Financial Instruments
The carrying value and estimated fair value of our other financial instruments were as follows:

		As of December 31, 2025		As of December 31, 2024
(In $ millions)	Hierarchy Level	Fair Value	Carrying Value	Fair Value	Carrying Value
Short-term debt (1)	2	144.7	143.6	134.8	134.7
Long-term debt (2)	2	2,087.3	2,066.4	2,038.1	2,044.9
(1) This includes our 2028 Notes and 2030 Notes and excludes debt discounts, debt premiums and deferred finance charges. The fair value of these instruments is based on observable market-based inputs.
(2) This includes our 2028 Notes, 2030 Notes and Convertible Bond and excludes debt discounts, debt premiums and deferred finance charges. The fair value of these instruments is based on observable market-based inputs.